Intangible Assets - Summary of Cost and Accumulated Amortization of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 84,052
Ending balance	23,080,592	$ 84,052
Gross carrying amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	113,575	104,731
Additions	23,002,895	8,844
Ending balance	23,116,470	113,575
Accumulated depreciation, amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Beginning balance	29,523	20,465
Amortization expenses	6,355	9,058
Ending balance	35,878	29,523
Licences
Disclosure Of Intangible Assets [Line Items]
Beginning balance	73,400
Ending balance	23,073,400	73,400
Licences | Gross carrying amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	73,400	73,400
Additions	23,000,000
Ending balance	23,073,400	73,400
Computer Software
Disclosure Of Intangible Assets [Line Items]
Beginning balance	10,652
Ending balance	7,192	10,652
Computer Software | Gross carrying amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	40,175	31,331
Additions	2,895	8,844
Ending balance	43,070	40,175
Computer Software | Accumulated depreciation, amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Beginning balance	29,523	20,465
Amortization expenses	6,355	9,058
Ending balance	$ 35,878	$ 29,523